Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2011
SCOUT STOCK FUND (Prospectus Summary) | SCOUT STOCK FUND | SCOUT STOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBSX
Scout Mid Cap Fund (Prospectus Summary) | Scout Mid Cap Fund | Scout Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBMX
SCOUT SMALL CAP FUND (Prospectus Summary) | SCOUT SMALL CAP FUND | SCOUT SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBHX
Scout TrendStar Small Cap Fund (Prospectus Summary) | Scout TrendStar Small Cap Fund | Scout TrendStar Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRESX
SCOUT INTERNATIONAL FUND (Prospectus Summary) | SCOUT INTERNATIONAL FUND | SCOUT INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBWX
Scout International Discovery Fund (Prospectus Summary) | Scout International Discovery Fund | Scout International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBDX
SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCIX
SCOUT CORE BOND FUND (Prospectus Summary) | SCOUT CORE BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCYX
Scout Core Plus Bond Fund (Prospectus Summary) | Scout Core Plus Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPZX
Scout Core Plus Bond Fund (Prospectus Summary) | Scout Core Plus Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPYX